As filed with the Securities and Exchange Commission on
January 25, 1996.
			                 Securities Act File No.  33-
				Investment Company Act File No.   811-


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
						       X

	Pre-Effective Amendment No.

	Post-Effective Amendment No.

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
						    X
	Amendment No.


BT Insurance Funds Trust
(Exact Name of Registrant as Specified in Charter)

One Exchange Place
Boston, Massachusetts 02109
(Address of Principal Executive Offices)	 (Zip Code)

Registrant's Telephone Number, including Area Code:
(617) 248-3502

Name and Address of Agent for Service:	Copies to:
Julie A. Tedesco, Esq.				Burton M. Leibert, Esq.
First Data Investor Services Group, Inc.	Willkie Farr & Gallagher
One Exchange Place				One Citicorp Center
Boston, Massachusetts 02109			New York, NY  10022-4669

*Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration
Statement.

	It is proposed that this filing will become effective
	(check appropriate box):

	     	immediately upon filing pursuant to paragraph (b), or on _______________ pursuant to paragraph (b)
	     	60 days after filing pursuant to paragraph (a)(i), or on _________ pursuant to paragraph (a)(i)
	     	75 days after filing pursuant to paragraph (a)(ii) on _________ pursuant to paragraph (a)(ii) of Rule 485


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of shares of Common Stock, $0.001 par value per share, of all series and classes of the Registrant, then existing or thereafter created, and will file a Rule 24f-2 Notice within 60 days after the close of the Registrant's fiscal year.



BT INSURANCE FUNDS TRUST
Registration Statement on Form N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495(a)
under the Securities Act of 1933

N-1A						Location
Item
No.  	Prospectus


Item 1. Cover Page			Cover Page

Item 2. Synopsis				Not Applicable

Item 3. Condensed Financial
	Information				Not Applicable

Item 4. General Description of
	Registrant				Investment Objective,
						Policies and Risks; Risk
						Factors; Matching the Fund
						to Your Investment Needs;
						Additional Information

Item 5. Management of the Fund	Management of the Fund;
						Purchase of Shares; Additional
						Information

Item 5A. Managements Discussion
of Fund Performance			Not Applicable

Item 6. Capital Stock and Other
	Securities				Dividends, Distributions
						and Taxes; Additional
						Information

Item 7. Purchase of Securities	Net Asset Value; Purchase
	Being Offered			and Redemption of Shares

Item 8. Redemption or Repurchase	Purchase and Redemption
						of Shares

Item 9. Pending Legal Proceedings	Not Applicable




N-1A		Statement of Additional
Item		Information
No.  .

Item 10. Cover Page			Cover Page

Item 11. Table of Contents		Table of Contents

Item 12. General Information and
	History				Not Applicable

Item 13. Investment Objectives and
	 Policies				Investment Objectives,
						Policies and Restrictions

Item 14. Management of the Fund	Management of the Funds

Item 15. Control Persons and Principal
	 Holders of Securities		Management of the Funds

Item 16. Investment Advisory and
	 Other Services			Management of the Funds

Item 17. Brokerage Allocation		Investment Objectives,
	and Other Practices		Policies and Restrictions
						Valuation of Securities;
						Redemption in Kind


Item 18. Capital Stock and Other
	 Securities				Investment Objectives,
						Policies and Restrictions

Item 19. Purchase, Redemption and	Valuation of Securities;
	 Pricing of Securities		Redemption in Kind
						Being Offered

Item 20. Tax Status			Taxation

Item 21. Underwriters			Valuation of Securities;
						Redemption in Kind

Item 22. Calculation of Performance
	Data					Performance Information

Item 23. Financial Statements		Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate Item, so number, in Part C of this Registration
Statement.


SUBJECT TO COMPLETION, DATED _______, 1996


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

BT INSURANCE FUNDS TRUST

PROSPECTUS: ____________, 1996

Small Cap Fund

Seeks long-term capital growth through
investment in smaller sized growth
companies.

This Prospectus offers shares of the Small Cap
Fund (the "Fund"), a series of BT Insurance Funds
Trust (the "Trust"), which is an open-end management investment company having two series.
Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts
("Contract(s)") issued by various insurance companies (the "Companies").

Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.
A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may request a free copy of the SAI by calling 1-800-730-1313.
Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Bankers Trust
Company and the shares are not Federally insured by the Federal Deposit Insurance Corporation, the
Federal Reserve Board or any other agency.
THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT, a unit of
BANKERS TRUST COMPANY
Investment Adviser of the Fund
440 FINANCIAL DISTRIBUTORS, INC.
Distributor
290 Donald Lynch Boulevard
Marlboro, MA 01752


TABLE  OF  CONTENTS

Investment Objective, Policies and Risks	2
Risk Factors; Matching the Fund to Your Investment
Needs	4
Net Asset Value	6
Purchase and Redemption of Shares	6
Dividends, Distributions and Taxes	7
Performance Information and Reports	8
Management of the Fund	9
Additional Information	12


INVESTMENT  OBJECTIVE,  POLICIES  AND  RISKS
The Fund's investment objective is long-term capital growth; the production of any current income is secondary to this objective.
There can be no assurance that the investment objective of the Fund will be achieved.
The Fund seeks to provide long term capital growth by investing primarily in equity securities of smaller companies. The Fund's policy is to invest in equity securities of smaller companies that Bankers Trust Global Investment Management, a unit of Bankers Trust Company, as the Fund's investment adviser (the "Adviser" or "Bankers Trust"), believes are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. The Adviser will select companies which have the potential to gain market share in their industry, achieve and maintain high and consistent profitability or produce increases in earnings.
The Adviser also seeks companies with strong company management and superior fundamental strength.
The Adviser employs a flexible investment program in pursuit of the Fund's investment objective. The
Adviser takes advantage of its market access and the research available to it to select investments in promising growth companies that are involved in new technologies, new products, foreign markets and special developments, such as research discoveries, acquisitions, recapitalizations, liquidations or management changes, and companies whose stock may be undervalued by the market.
These situations are only illustrative of the types of investment the Fund may make. The Fund is free to invest in any common stock which in the Adviser's judgment provides above average potential for long-term growth of capital and income.
Under normal market conditions, the Fund will invest at least 65% of its assets in smaller companies (with market capitalizations less than $750 million at time of purchase that offer strong potential for capital growth). Small capitalization companies have the potential to show earnings growth over time that is well above the growth rate of the overall economy. The Fund may also invest in larger, more established companies that the Adviser believes may offer the potential for strong capital growth due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Fund will follow a disciplined selling process to lessen market risks.
For temporary defensive purposes, when in the opinion of the Adviser market conditions so warrant, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies or in fixed-income securities or short-term money market securities.
To the extent the Fund is engaged in temporary defensive investments, the Fund will not be pursuing its investment objective.
The Fund may also invest up to 25% of its assets in similar securities of foreign issuers. For further information on foreign investments and related hedging techniques, see "Risk Factors;
Matching the Fund to Your Investment Needs,"
"Additional Information" and the Statement of Additional Information.
Equity Investments. The Fund invests primarily in common stock and other securities with equity characteristics, such as trust or limited partnership interests, rights and warrants. These investments may or may not pay dividends and may or may not carry voting rights. The Fund may also invest in convertible securities when, due to market conditions, it is more advantageous to obtain a position in an attractive company by purchase of its convertible securities than by purchase of its common stock. The convertible securities in which the Fund invests may include any debt securities or preferred stock which may be converted into common stock or which carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to exercise the conversion privilege. Since the Fund invests in both common stock and convertible securities, the risks of the general equity markets may be tempered to a degree by the Fund's investments in convertible securities which are often not as volatile as equity securities.
Short-Term Instruments. The Fund intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the
Fund's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Fund experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors
Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances;
and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated
Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers
Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.
Additional Investment Techniques
The Fund may also utilize the following
investments and investment techniques and practices: foreign investments, options on stocks, options on stock indexes, futures contracts on stock indexes, options on futures contracts, foreign currency exchange transactions, options on foreign currencies, Rule 144A securities, when-issued and delayed delivery securities, securities lending, and repurchase agreements. See
"Additional Information" for further information.
Additional Investment Limitations
As a diversified fund, no more than 5% of the assets of the Fund may be invested in the securities of one issuer (other than U.S.
Government securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Fund which may not be changed without investor approval. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities
(including repurchase agreements and time deposits maturing in more than seven days). The Fund will not purchase securities issued by any open-end investment company and will purchase securities issued by closed-end investment companies only in the open market or where such purchase is part of a merger or consolidation plan. Additional limitations on purchases of investment company securities are imposed by statute and set forth in the Statement of Additional Information.
Additional investment policies of the Fund are contained in the Statement of Additional
Information.
RISK  FACTORS;  MATCHING  THE  FUND  TO  YOUR
INVESTMENT  NEEDS
By itself, the Fund does not constitute a balanced investment plan; the Fund seeks to provide long-term capital growth, with the production of any current income being incidental to this objective, by investments primarily in growth-oriented common stocks of domestic corporations and, to a limited extent, foreign corporations. The Fund is designed for those investors primarily interested in capital growth from investments in smaller-sized growth companies. In view of the long-term capital growth objective of the Fund and the smaller size of the companies, the risks of investment in the Fund may be greater than the general equity markets, and changes in domestic and foreign interest rates may also affect the value of the Fund's investments, and rising interest rates can be expected to reduce the Fund's share value. A description of a number of investments and investment techniques available to the Fund, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Information." The Fund's share price, yield and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.
Risks of Investing in Foreign Securities
In seeking to achieve its investment objective, the Fund may invest in securities of foreign issuers. Foreign securities may involve a higher degree of risk and may be less liquid or more volatile than domestic investments. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar as well as the other factors that affect security prices.
Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there often is less publicly available information about their operations. Generally, there is less governmental regulation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Fund. The value of such investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries.
Additional risks of foreign securities include settlement delays and costs, difficulties in obtaining and enforcing judgments, and taxation of dividends at the source of payment. The Fund will not invest more than 5% of the value of its total assets in the securities of issuers based in developing countries, including Eastern Europe.
The Fund intends to manage its holdings actively to pursue its investment objective. Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective.
Derivatives
The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some
"derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. In contrast, the Fund may use derivatives to enhance return when Bankers Trust believes the investment will assist the Fund in achieving its investment objective, and for hedging purposes. A description of the derivatives that the Fund may use and some of their associated risks is found under "Additional Information."
The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund. See "Investment Objective and Policies" for a description of the fundamental policies of the Fund that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the Investment
Company Act of 1940, as amended (the "1940 Act")) of the Fund.
For descriptions of the management of the Fund, see "Management of the Fund" herein and "Management of the Funds" in the Statement of Additional Information. For descriptions of the expenses of the Fund, see "Management of the Fund" herein.
NET  ASSET  VALUE
The net asset value per share of the Fund is calculated on each day on which the New York Stock
Exchange Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except:
(a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last
Monday in May), July 4th, Labor Day (the first
Monday in September), Thanksgiving Day (the last
Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.
The net asset value per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the
"Valuation Time"), which under normal
circumstances is 4:00 p.m., New York time. The net asset value per share of the Fund is computed by dividing the value of the Fund's assets, less all liabilities, by the total number of its shares outstanding. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Fund's Board of Trustees believes accurately reflects fair value.
PURCHASE  AND  REDEMPTION  OF  SHARES
Fund shares are continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The
Company then offers to owners of the Contracts which provide for investment in the Fund
("Contractowner(s)") units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contractowners. Contractowners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant
Company's offering memorandum included with this prospectus. The Fund and 440 Financial
Distributors, Inc., the Fund's distributor ("440
Financial" or the "Distributor"), reserve the right to reject any purchase order.

Payment for redeemed shares will ordinarily be made within three (3) business days after the Fund receives a redemption order from the relevant
Company. The redemption price will be the net asset value per share next determined after the Company receives the Contractowner's request in proper form.

The Fund may suspend the right of redemption or
postpone the date of payment during any period
when trading on the New York Stock Exchange is
restricted, or such Exchange is closed for other
than weekends and holidays; when an emergency
makes it not reasonably practicable for the Fund
to dispose of assets or calculate its net asset
value; or as permitted by the Securities and
Exchange Commission (the "SEC").
 .
The accompanying offering memorandum for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS,  DISTRIBUTIONS  AND  TAXES
Distributions. The Fund distributes substantially all of its net investment income and capital gains each year. Income dividends and any net capital gains are distributed in December. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund, unless an election is made by a Contractowner to receive distributions in cash.
Federal Taxes. The Fund will be treated as a separate entity for federal income tax purposes.
The Fund intends to qualify as a "regulated investment company" under the Internal Revenue
Code of 1986, as amended (the "Code"), in order to be relieved of federal income tax on that part of its net investment income and realized capital gains which it distributes to the Companies' separate accounts. To qualify, the Fund must meet certain relatively complex income and diversification tests, including the requirement that less than 30% of its gross income (exclusive of losses) may be derived from the sale or other disposition of securities held for less than three months. The loss of such status would result in the Fund being subject to federal income tax on its taxable income and gains.
The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify the Fund's investments in accordance with those requirements. The enclosed offering memorandum for a Company's variable annuity or variable life insurance policies describes the federal income tax treatment of distributions from such contracts to Contractowners.

Other Tax Information. In addition to federal taxes, there may be state or local tax law provisions that affect the Fund and its operations. Moreover, income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.
PERFORMANCE  INFORMATION  AND  REPORTS
The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Companies' variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund.
Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices such as the Russell 2000 Index or Lipper Small
Company Growth Funds Average or results of other mutual funds or investment or savings vehicles.
The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below.
From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical
Services, Inc., Value Line and Morningstar Inc.
The Trust may provide period and average annualized "total return" quotations for the Fund.
The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.
Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income
(and therefore its total return) during the period such waivers are in effect.
Shareholders will receive financial reports semiannually that include the Fund's financial statements, including listings of investment securities held by the Fund at those dates. Annual reports are audited by independent accountants.

MANAGEMENT  OF  THE  FUND

Board of Trustees
The affairs of the Fund are managed under the supervision of the Board of Trustees of the Trust, of which the Fund is a series. By virtue of the responsibilities assumed by Bankers Trust, neither the Trust nor the Fund require employees other than the Trust's officers. None of the Trust's officers devotes full time to the affairs of the Trust or the Fund.
For more information with respect to the Trustees of the Trust, see "Management of the Fund" in the Statement of Additional Information.
Investment Adviser and Administrator
The Fund has retained the services of Bankers
Trust Global Investment Management, a unit of
Bankers Trust, as investment adviser.  Bankers
Trust, a New York banking corporation with executive offices at 280 Park Avenue, New York,
New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesaler supplier of financial services to the international and domestic institutional markets.
As of September 30, 1995, Bankers Trust New York
Corporation was the ninth largest bank holding company in the United States with total assets of approximately $104 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world.
Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $200 billion in assets under management as of September 30, 1995.
Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. Now, the Trust brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund.
Bankers Trust, subject to the supervision and direction of the Board of Trustees, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A
Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents and customers of Bankers Trust.
Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Fund described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.
Mary Lisanti, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Fund. Ms. Lisanti has been employed by Bankers Trust since February, 1993 and has managed the assets of various other funds sponsored by Bankers Trust since that time. Prior to 1993, she was a Vice President and Portfolio Manager with Lieber & Company/The Evergreen Funds (since 1990).
As compensation for its services to the Fund, Bankers Trust receives a fee from the Fund computed daily and paid monthly at the annual rate of 0.75% of the average daily net assets of the Fund.
Expenses
In addition to the fees of the Adviser, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of the Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees and officers, accounting costs for reports sent to Contractowners, the Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses such as Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by the relevant Company.

Distributor
440 Financial Distributors, Inc. serves as
Distributor of the Fund's shares to separate accounts of the Companies, for which it receives no separate fee from the Fund. The principal business address of the Distributor is 290 Donald
Lynch Boulevard, Marlboro, Massachusetts 01752.

Custodian and Transfer Agent
Bankers Trust acts as custodian of the assets of the Fund and serves as the transfer agent for the Fund.

Organization of the Trust
The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. The
Fund is a separate series of the Trust and was established and designated as such on _______,199__. The Trust offers shares of beneficial interest of its two series, par value
$0.001 per share. The shares of the other series of the Trust are offered through a separate
Prospectus. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's
Board of Trustees has the authority to create additional series without obtaining shareholder approval.
The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under
Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations.
However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.
Through its separate accounts, the Companies are the Fund's sole stockholders of record, so under the 1940 Act, the Companies are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received.
Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.
Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors.
The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.
The Fund is only available to owners of variable annuities or variable life insurance policies issued by the Companies through their respective separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investments in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. Each
Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.
ADDITIONAL  INFORMATION

Rule 144A Securities. The Fund may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under SEC
Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Fund's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Fund, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.
When-Issued and Delayed Delivery Securities. The
Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction;
if the other party fails to do so, the Fund may be disadvantaged.
Securities Lending. The Fund is permitted to lend up to 30% of the total value of its securities.
These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its investors.
Foreign Investments. The Fund may invest in securities of foreign issuers directly or in the form of American Depository Receipts ("ADRs"),
European Depository Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.
EDRs are receipts issued by a European financial institution evidencing a similar arrangement.
Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.
With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Fund may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.
Options on Stocks. The Fund may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Fund owns the underlying stock, sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying stock. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.
To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased.
The Fund intends to treat over-the-counter options
("OTC Options") purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the Statement of Additional Information.
Options on Stock Indexes. The Fund may purchase and write put and call options on stock indexes listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.
Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier."
Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.
Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.
Accordingly, successful use by the Fund of options on stock indexes will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.
Futures Contracts on Stock Indexes. The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures
Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position.
In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.
Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.
Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Fund. The
Fund may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Fund's total assets.
Options on Futures Contracts. The Fund may invest in options on such Futures Contracts for similar purposes.
Foreign Currency Exchange Transactions. Because the Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.
The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.
A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.
The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Adviser's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Adviser believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest.
Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.
The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.
Options on Foreign Currencies. The Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The
Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Adviser anticipates that the currency will appreciate in value.
There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.
As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate OTC Options will be more limited than with exchange-traded options. It is also possible that brokerdealers participating in OTC Options transactions will not fulfill their obligations.
Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC
Options and assets used to cover written OTC
Options as illiquid securities. With respect to options written with primary dealers in U.S.
Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.
The Fund will write and purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.
There can be no assurance that the use of these Fund strategies will be successful.
Repurchase Agreements. In a repurchase agreement the Fund buys a security and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Fund could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Fund could experience a loss. In all cases, the Adviser must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.
Asset Coverage. To assure that the Fund's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by establishing a segregated account with the Fund's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.







Investment Adviser of the Fund
BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT a unit of
BANKERS TRUST COMPANY
Distributor
440 FINANCIAL DISTRIBUTORS, INC.
Custodian
BANKERS TRUST COMPANY
Transfer Agent
BANKERS TRUST COMPANY

Independent Accountants
COOPERS & LYBRAND LLP
Counsel
WILLKIE FARR & GALLAGHER
 ..................................................
 ............................
No person has been authorized to give any information or to make any representation other than those contained in the Fund's Prospectus, its Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made


SUBJECT TO COMPLETION, DATED _______, 1996

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

BT INSURANCE FUNDS TRUST

PROSPECTUS: ____________, 1996

International Equity Fund

Seeks long-term capital appreciation
primarily from non-U.S. equities, or other securities with equity characteristics.

This Prospectus offers shares of the International Equity
Fund (the "Fund"), a series of  BT Insurance Funds Trust
(the "Trust"), which is an open-end management investment company having two series. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts
("Contract(s)") issued by various insurance companies (the
"Companies").

Shares of the Fund are being offered during an initial subscription period scheduled to end on ________________, 1996. Subsequent to such date, the Fund will engage in a continuous offering of its shares; see "Purchases and Redemption of Shares."

Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.
A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may request a free copy of the SAI by calling 1-800-730-1313. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Bankers Trust Company and the shares are not Federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT, a unit of
BANKERS TRUST COMPANY
Investment Adviser of the Fund
440 FINANCIAL DISTRIBUTORS, INC.
Distributor
290 Donald Lynch Boulevard
Marlboro, MA 01752


TABLE  OF  CONTENTS

Investment Objective, Policies and Risks	2
Risk Factors; Matching the Fund to Your Investment Needs
	4
Net Asset Value 	7
Purchase and Redemption of Shares .	8
Dividends, Distributions and Taxes 	8
Performance Information and Reports 	10
Management of the Fund 	10
Additional Information 	14

INVESTMENT  OBJECTIVE, POLICIES  AND  RISKS
The Fund's investment objective is long-term capital appreciation from investment in foreign equity securities (or other securities with equity characteristics); the production of any current income is incidental to this objective. There can be no assurance that the investment objective of the Fund will be achieved.
The Fund seeks to provide long-term capital appreciation by investing primarily in the equity securities of foreign issuers, consisting of common stock and other securities with equity characteristics. These issuers are primarily established companies based in developed countries outside the United States. However, the Fund may also invest in securities of issuers in underdeveloped countries. Investments in these countries will be based on an acceptable degree of risk in anticipation of superior returns. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in the equity securities of issuers based in at least three countries other than the United States. For further discussion of the unique risks associated with investing in foreign securities in both developed and underdeveloped countries, see "Risk Factors; Matching the Fund to Your Investment Needs" and "Additional Information" herein and the Statement of Additional Information.
The Fund's investments will generally be diversified among several geographic regions and countries. Criteria for determining the appropriate distribution of investments among various countries and regions include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of alternative opportunities available to international investors.
In countries and regions with well-developed capital markets where more information is available, Bankers Trust will seek to select individual investments for the Fund. Criteria for selection of individual securities include the issuer's competitive position, prospects for growth, managerial strength, earnings quality, underlying asset value, relative market value and overall marketability. The Fund may invest in securities of companies having various levels of net worth, including smaller companies whose securities may be more volatile than securities offered by larger companies with higher levels of net worth.
In other countries and regions where capital markets are underdeveloped or not easily accessed and information is difficult to obtain, the Fund may choose to invest only at the market level. Here, the Fund may seek to achieve country exposure through use of options or futures based on an established local index. Similarly, country exposure may also be achieved through investments in other registered investment companies. Restrictions on both these types of investments are fully explained herein and in the Statement of Additional Information.
The remainder of the Fund's assets will be invested in dollar and nondollar denominated short-term instruments. These investments are subject to the conditions described in "Short-Term Instruments" below.
Equity Investments. The Fund invests primarily in common stock and other securities with equity characteristics. For purposes of the Fund's policy of investing at least 65% of the value of its total assets in the equity securities of foreign issuers, equity securities are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted or unlisted securities.
With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Fund may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the Investment Company Act of 1940, as amended (the "1940 Act"), will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.
Short-Term Instruments. The Fund intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Fund's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Fund experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-Term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies and will have been determined to be of high quality by a nationally recognized statistical rating organization, or if unrated, by Bankers Trust.
Additional Investment Techniques
The Fund may also utilize the following investments and investment techniques and practices: foreign currency exchange transactions, options on foreign currencies, American Depositary Receipts and European Depositary Receipts, options on stocks, options on foreign stock indexes, futures contracts on foreign stock indexes, options on futures contracts, Rule 144A securities, when-issued and delayed delivery securities, securities lending and repurchase agreements. See "Additional Information" herein for further information.
Additional Investment Limitations
As a diversified fund, no more than 5% of the assets of the Fund may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Fund which may not be changed without investor approval. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits maturing in more than seven days). The Fund will not purchase securities issued by any open-end investment company and will purchase securities issued by closed-end investment companies only in the open market or where such purchase is part of a merger or consolidation plan. Additional limitations on purchases of investment company securities are imposed by statute and set forth in the Statement of Additional Information. Additional investment policies of the Fund are contained in the Statement of Additional Information.


RISK  FACTORS;  MATCHING  THE  FUND  TO  YOUR
INVESTMENT  NEEDS
By itself, the Fund does not constitute a balanced investment plan; the Fund seeks long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of foreign issuers. Changes in domestic and foreign interest rates may affect the value of the Fund's investments, and rising interest rates can be expected to reduce the Fund's share value. A description of a number of investments and investment techniques available to the Fund, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Information." The Fund's share price and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.
Risk of Investing in Foreign Securities
Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Although the Fund intends to invest primarily in securities of established companies based in developed countries, investors should realize that the value of the Fund's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments. The Fund may invest in the securities of issuers based in underdeveloped countries, including those in Eastern Europe. Investment in securities of issuers based in underdeveloped countries entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility;
(iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed capital market and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. The Fund will not invest more than 5% of the value of its total assets in securities of issuers based in Eastern Europe.
Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Fund holds various foreign currencies from time to time, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Fund's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Fund's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. See "Additional Information."
In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange Inc. (the "NYSE"). Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.
The Fund intends to manage its holdings actively to pursue its investment objective. The Fund does not expect to trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

Derivatives
The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where the Adviser believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Fund may use and some of their associated risks is found under "Additional Information."
The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund. See "Investment Objective and Policies" for a description of the fundamental policies of the Fund that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund.
For descriptions of the management of the Fund, see "Management of the Fund" herein and "Management of the Funds" in the Statement of Additional Information. For descriptions of the expenses of the Fund, see "Management of the Fund" herein.
NET  ASSET  VALUE
The net asset value per share of the Fund is calculated on each day on which the NYSE is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.
The net asset value per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which under normal circumstances is 4:00 p.m., New York time. The net asset value per share of the Fund is computed by dividing the value of the Fund's assets, less all liabilities, by the total number of its shares outstanding. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Fund's Board of Trustees believes accurately reflects fair value.



PURCHASE  AND  REDEMPTION  OF  SHARES
Shares of the Fund are being offered to the Companies' separate accounts during a 60-day period scheduled to end on __________, 1996, subject to an extension of up to 60 days by agreement between the Fund and Bankers Trust (the "Subscription Period"). On the fifth business day after termination of the Subscription Period or on such other date as may be agreed upon between the Fund and Bankers Trust (the "Closing Date"), the Fund will commence investment operations and the Fund will begin a continuous offering of the shares to the Companies' separate accounts. The Companies will not be required to pay for shares offered during the Subscription Period until the Closing Date, and they may revoke subscriptions until the termination of the Subscription Period. Any Company who makes payments prior to the Closing Date may designate a temporary investment (such as a money market fund offered to the relevant separate account) for such payment until the Closing Date, at the direction of the Contractowners. The Fund and Bankers Trust reserve the right to withdraw, cancel or modify the initial offering of shares without notice.

After the Closing Date, shares of the Fund will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to owners of the Contracts which provide for investment in the Fund ("Contractowner(s)") units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contractowners. Contractowners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with this prospectus. The Fund and 440 Financial Distributors, Inc., the Fund's distributor ("440 Financial" or the "Distributor"), reserve the right to reject any purchase order.

Payment for redeemed shares will ordinarily be made within three (3) business days after the Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contractowner's request in proper form.

The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange is restricted, or such Exchange is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the Securities and Exchange Commission (the "SEC").
 .
The accompanying offering memorandum for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.



DIVIDENDS,  DISTRIBUTIONS  AND  TAXES
Distributions. The Fund distributes substantially all of its net investment income and capital gains each year. Income dividends and any net capital gains are normally distributed in December. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund, unless an election is made by a Contractowner to receive distributions in cash.
Federal Taxes. The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), in order to be relieved of federal income tax on that part of its net investment income and realized capital gains which it distributes to the Companies' separate accounts. To qualify, the Fund must meet certain relatively complex income and diversification tests, including the requirement that less than 30% of its gross income (exclusive of losses) may be derived from the sale or other disposition of securities held for less than three months. The loss of such status would result in the Fund being subject to federal income tax on its taxable income and gains.
The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify the Fund's investments in accordance with those requirements. The enclosed offering memorandum for a Company's variable annuity or variable life insurance policies describes the federal income tax treatment of distributions from such contracts to Contractowners.

Other Tax Information. In addition to federal taxes, there may be state or local tax provisions that affect the Fund and its operations. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries will vary.
If the Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of Fund shareholders, and Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each Fund shareholder will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and
(b) the portion which represents income derived from sources within each such country.
The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.
Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

PERFORMANCE  INFORMATION  AND  REPORTS
The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Companies' variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. Performance information may include the Fund's investment results and/or comparisons of its investment results to the MSCI GDP weighted EAFE Index, MSCI EAFE Index, and the Lipper International Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.
The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect. Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.
Shareholders will receive financial reports semiannually that include the Fund's financial statements, including listings of investment securities held by the Fund at those dates. Annual reports are audited by independent accountants.

MANAGEMENT  OF  THE  FUND

Board of Trustees
The affairs of the Fund are managed under the supervision of the Board of Trustees of the Trust, of which the Fund is a series. By virtue of the responsibilities assumed by Bankers Trust, neither the Trust nor the Fund require employees other than the Trust's officers. None of the Trust's officers devotes full time to the affairs of the Trust or the Fund.
For more information with respect to the Trustees of the Trust, see "Management of the Fund" in the Statement of Additional Information.
Investment Adviser and Administrator
The Fund has retained the services of Bankers Trust Global Investment Management, a unit of Bankers Trust, as investment adviser. Bankers Trust, a New York banking corporation with executive offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesaler supplier of financial services to the international and domestic institutional markets.
As of September 30, 1995, Bankers Trust New York Corporation was the ninth largest bank holding company in the United States with total assets of approximately $104 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $200 billion in assets under management as of September 30, 1995.
Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. Now, the Trust brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund.
Bankers Trust, subject to the supervision and direction of the Board of Trustees, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents and customers of Bankers Trust. Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Fund described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.
Mr. Michael Levy will be the primary portfolio manager for the International Equity Fund. He also heads the international active equity team which is responsible for the day-to-day management of the Fund. Mr. Levy has been the head of this team since joining Bankers Trust in March, 1993, and is a Managing Director and International Equity Strategist of Bankers Trust. Prior to joining Bankers Trust. Mr. Levy was an investment banker and an equity analyst with Oppenheimer & Company. He has twenty-four years of business experience, of which fourteen years have been in the investment industry.
As compensation for its services to the Fund, Bankers Trust receives a fee from the Fund computed daily and paid monthly at the annual rate of 0.95% of the average daily net assets of the Fund.
Expenses
In addition to the fees of the Adviser, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of the Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees and officers, accounting costs for reports sent to Contractowners, the Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses such as Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by the relevant Company.

Distributor
440 Financial Distributors, Inc. serves as Distributor of the Fund's shares to separate accounts of the Companies for which it receives no separate fee from the Fund. The principal business address of the Distributor is 290 Donald
Lynch Boulevard, Marlboro, Massachusetts 01752.

Custodian and Transfer Agent
Bankers Trust acts as custodian of the assets of the Fund and serves as the transfer agent for the Fund.

Organization of the Trust
The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust and was established and designated as such on _______,199__. The Trust offers shares of beneficial interest of its two series, par value $0.001 per share. The shares of the other series of the Trust are offered through a separate Prospectus. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval.
The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.
Through its separate accounts, the Companies are the Fund's sole stockholder of record, so under the 1940 Act, The Hartford is deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.
Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors. The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.
The Fund is only available to owners of variable annuities or variable life insurance policies issued by the Companies through their respective separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investments in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.
ADDITIONAL  INFORMATION
American Depositary Receipts and European Depositary Receipts. The Fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.
Rule 144A Securities. The Fund may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Fund's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Fund, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.
When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Securities Lending. The Fund is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its investors.
Foreign Currency Exchange Transactions. Because the Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.
A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.
The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Adviser's long term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Adviser believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.
Options on Foreign Currencies. The Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Adviser anticipates that the currency will appreciate in value. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.
As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate OTC Options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.
The Fund will write and purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.
Options on Stocks. The Fund may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Fund owns the underlying stock, sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying stock. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.
To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased.
The Fund intends to treat OTC Options purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the Statement of Additional Information.
Options on Foreign Stock Indexes. The Fund may purchase and write put and call options on foreign stock indexes listed on domestic and foreign stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.
Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.
To the extent permitted by U.S. federal or state securities laws, the Fund may invest in options on foreign stock indexes in lieu of direct investment in foreign securities. The Fund may also use foreign stock index options for hedging purposes.
Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. Futures Contracts on Foreign Stock Indexes. The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position.
In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.
Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the foreign equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.
Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Fund. The Fund may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Fund's total assets.
Options on Futures Contracts. The Fund may invest in options on such Futures Contracts for similar purposes.
All options that the Fund writes will be covered under applicable requirements of the SEC. The Fund will write and purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale. Repurchase Agreements. In a repurchase agreement the Fund buys a security and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Fund could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Fund could experience a loss. In all cases, the Adviser must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.
There can be no assurances that the use of these portfolio strategies will be successful.
Asset Coverage. To assure that the Fund's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by establishing a segregated account with the Fund's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.






Investment Adviser of the Fund
BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT a unit of
BANKERS TRUST COMPANY
Distributor
440 FINANCIAL DISTRIBUTORS, INC.
Custodian
BANKERS TRUST COMPANY
Transfer Agent
BANKERS TRUST COMPANY

Independent Accountants
COOPERS & LYBRAND LLP
Counsel
WILLKIE FARR & GALLAGHER
 ............................................................
 ..................
No person has been authorized to give any information or to make any representation other than those contained in the Fund's Prospectus, its Statement of Additional Information
or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
 ............................................................
 ...................



STATEMENT OF
ADDITIONAL INFORMATION
____________, 1996
DRAFT
1/19/96

BT INSURANCE FUNDS TRUST

 Small Cap Fund
 International Equity Fund

BT Insurance Funds Trust  (the "Trust") is comprised of the
Small Cap Fund and the International Equity Fund (each, a
"Fund"). The shares of these two funds are described herein.

Table of Contents

	Investment Objectives, Policies and Restrictions
	2
	Performance Information	20
	Valuation of Securities; Redemption in Kind 	23
	Management of the Funds 	24
	Organization of the Trust	27
	Taxation	28
	Appendix (Bond, Commercial Paper and Municipal
	 Obligations Ratings)	32

Shares of the Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies"). The investment adviser of each Fund is Bankers Trust Global Investment Management, a unit of Bankers Trust Company (the "Adviser" or "Bankers Trust"). The distributor of each Fund's shares is 440 Financial Distributors, Inc. (the "Distributor" or "440 Financial").

The Prospectus for each Fund is dated ____________, 1996.
Each Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the telephone number listed below. This
Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of each Fund and should be read in conjunction with that Fund's Prospectus.
This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in each Fund's Prospectus.

BTO361A


BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT, a unit of
BANKERS TRUST COMPANY
Investment Adviser of each Fund

440 FINANCIAL DISTRIBUTORS, INC.
Distributor
290 Donald Lynch Boulevard
Marlboro, MA 01752

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives

The investment objective of each Fund is described in that Fund's Prospectus. There can, of course, be no assurance that any Fund will achieve its investment objective.

Investment Policies

The following is a discussion of the various investments of and techniques employed by each Fund.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix.

Foreign Securities: Special Considerations Concerning Eastern Europe. The Funds may invest in foreign securities issued by Eastern European countries. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include: (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the Commonwealth of Independent States (formerly the Union of Soviet Socialist Republics).

The economic situation remains difficult for Eastern European countries in transition from central planning, following what has already been a sizable decline in output. The contraction now appears to be bottoming out in parts of Eastern Europe, where some countries are projected to register positive growth in 1995. Following three successive years of output declines, there are preliminary indications of a turnaround in the former Czech and Slovak Federal Republic, Hungary and Poland; growth in private sector activity and strong exports now appear to have contained the fall in output. A number of their governments, including those of Hungary and Poland, are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and a move toward free-market economies. But key aspects of the reform and stabilization efforts have not yet been fully implemented, and there remain risks of policy slippage. At present, no Eastern European country has a developed stock market, but Poland, Hungary and the Czech Republic have small securities markets in operation.

In many other countries of the region, output losses have been even larger. These declines reflect the adjustment difficulties during the early stages of the transition, high rates of inflation, the compression of imports, disruption in trade among the countries of the former Soviet Union, and uncertainties about the reform process itself. Large-scale subsidies are delaying industrial restructuring and are exacerbating the fiscal situation. A reversal of these adverse factors is not anticipated in the near term, and output is expected to decline further in most of these countries. In the Russian Federation and most other countries of the former Soviet Union, economic conditions are of particular concern because of economic instability due to political unrest and armed conflicts in many regions. Further, no accounting standards exist in Eastern European countries. Although certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund's shareholders.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there arecontractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Adviser will monitor the liquidity of Rule 144A securities in each Fund's portfolio under the supervision of the Fund's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Lending of Portfolio Securities. Each Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Funds will not lend securities to Bankers Trust, 440 Financial or their affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must received reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities, may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

Futures Contracts and Options on Futures Contracts

General. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

Futures Contracts. A Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

At the same time a futures contract is purchased or sold, a Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities.
Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund's portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contract could be liquidated and the Fund could then buy debt securities on the cash market. To the extent a Fund enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Funds, if the Adviser's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. Each Fund may purchase and write options on futures contracts for hedging purposes.
The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The Board of Trustees has adopted the requirement with respect to each Fund that futures contracts and options on futures contracts be used only as a hedge and not for speculation. In addition to this requirement, the Board of Trustees has also adopted a restriction with respect to each Fund that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

Options on Foreign Currencies. Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Each Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium.
As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium.
Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Each Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.

Each Fund also intends to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies. Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions;
(iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

Options on Securities. Each Fund may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.

A Fund may purchase call and put options on any securities in which it may invest. A Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

Each Fund has adopted certain other nonfundamental policies concerning option transactions which are discussed below.
The Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Funds enter into such options transactions under the general supervision of the Funds' Trustees.

Options on Securities Indices. In addition to options on securities, each Fund may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

The International Equity Fund may, to the extent allowed by Federal and state securities laws, invest in securities indices instead of investing directly in individual foreign securities.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although a Fund generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted.
A Fund will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Forward Foreign Currency Exchange Contracts. Because each
Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, each Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date.
These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Each Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, a Fund's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

Rating Services

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectuses is set forth in the Appendix to this Statement of Additional Information.

Investment Restrictions

The following investment restrictions are "fundamental policies" of each Fund and may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectuses, means, with respect to a Fund, the lesser of
(i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, neither Fund may:

	(1)	borrow money or mortgage or hypothecate assets
of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money, but only as a temporary measure for extraordinary or emergency purposes, and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

	(2)	underwrite securities issued by other persons
except insofar as the Funds may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

	(3)	make loans to other persons except: (a) through
the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

	(4)	purchase or sell real estate (including limited
partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

	(5)	concentrate its investments in any particular
industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry; and

	(6)	issue any senior security (as that term is
defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

As an operating policy, neither Fund will invest in another open-end registered investment company.

Statutory Restrictions. In order to comply with certain statutes and regulatory policies, neither Fund will, as a matter of operating policy:

	(i)	sell any security which it does not own unless
by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

	(ii)	invest for the purpose of exercising control or
management;

	(iii)	purchase securities issued by any investment
company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company;

	(iv)	invest more than 15% of the Fund's net assets
(taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule
144A securities deemed by the Board of Trustees to be liquid);

	(v)	purchase securities of any issuer if such
purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

	(vi)	with respect to 75% of its assets, invest more
than 5% of its total assets in the securities (excluding
U.S. Government securities) of any one issuer; and

	(vii)	invest more than 5% of the Fund's net assets in
warrants (valued at the lower of cost or market), but not more than 2% of the Fund's net assets may be invested in warrants not listed on the New York Stock Exchange Inc.
("NYSE") or the American Stock Exchange.

Portfolio Transactions and Brokerage Commissions

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for a Fund, taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term
"research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Funds may determine, the Adviser may consider sales of shares of the Funds and of other investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers
Trust may use this research information in managing each Fund's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the Adviser, it is the opinion of the management of the Funds that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

In certain instances there may be securities which are suitable for a Fund as well as for one or more of the Adviser's other clients. Investment decisions for a Fund and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

PERFORMANCE INFORMATION

Standard Performance Information

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

Total return. A Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

Performance Results. Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

Comparison of Fund Performance

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.
Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include the following:

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a "MoneyWatch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

Investor's Daily, a daily newspaper that features financial, economic and business news.

Lipper Analytical Services, Inc.'s Mutual Fund Performance
Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morningstar Inc., a publisher of financial information and mutual fund research.

New York Times, a nationally distributed newspaper which regularly covers financial news.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Value Line, a biweekly publication that reports on the largest 15,000 mutual funds.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

VALUATION OF SECURITIES; REDEMPTION IN KIND

The net asset value per share of each Fund is calculated on each day on which the NYSE is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively. The net asset value per share of each Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., New York time. The net asset value per share of each Fund is computed by dividing the value of the Fund's assets, less all liabilities, by the total number of its shares outstanding.

In valuing a Fund's assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there was no sales price of such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available.
In instances where a price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board of Trustees may prescribe. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value. In valuing assets, prices denominated in foreign currencies are converted to dollar equivalents at the current exchange rate. Securities for which reliable quotations or pricing services are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)), which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1, such factors would include consideration of the: type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters. To the extent that a Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Fund will value such securities based upon all relevant factors as outlined in FRR 1.

The Trust, on behalf of each Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

MANAGEMENT OF THE FUNDS

The Trustees and officers of the Trust, of which each Fund is a series, and their principal occupations during the past five years, are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is Exchange Place, Boston, Massachusetts 02109.

Trustees and Officers

William F. Small, Trustee and President; Executive Vice
President of First Data Investor Services Group Inc. since
1994; Senior Vice President, The Shareholder Services Group
Inc. (1993-1994); individual consultant (1990-1993)

Michael Kardok, Treasurer and Chief Financial Officer; a
Vice President of First Data Investor Services Group Inc.
since 1994; Vice President, The Boston Company Advisors Inc.
prior to May, 1994.

Patricia L. Bickimer, Secretary; Vice President and
Associate General Counsel, First Data Investor Services
Group Inc. since 1995; Associate Vice Counsel and Associate
General Counsel, The Boston Company Advisors Inc. prior to
May 1994.

Messrs. Kardok and Small and Ms. Bickimer also hold similar positions for other investment companies for which 440
Financial or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of 440 Financial or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

As of January 22, 1996, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of any Fund or the Trust (both series taken together).

Investment Adviser and Administrator

Under the terms of each Fund's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Fund subject to the supervision and direction of the Board of Trustees of the Trust, of which each Fund is a series. Bankers Trust will: (i) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage each Fund in accordance with the Fund's investment objectives, restrictions and policies;
(iii) make investment decisions for each Fund; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of each Fund.

Bankers Trust bears all expenses in connection with the performance of services under each Advisory Agreement. Each Fund bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors or employees of Bankers Trust, 440 Financial or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust; and any extraordinary expenses.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Funds, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust, in making its investment decisions, does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Funds, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

Each Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees.

In addition to its services as investment adviser, Bankers Trust also serves as administrator of each Fund. As administrator, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of each Fund. Bankers Trust will generally assist in all aspects of the Funds' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with The Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to a sub-administration agreement (the
"Sub-Administration Agreement"), First Data Investor
Services Group, Inc. ("FDISG") performs such sub-administration duties for the Funds as from time to time may be agreed upon by Bankers Trust and FDISG. The
Sub-Administration Agreement provides that FDISG will receive such compensation as from time to time may be agreed upon by FDISG and Bankers Trust. All such compensation will be paid by Bankers Trust.

Bankers Trust has agreed that if in any fiscal year the aggregate expenses of any Fund (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over a Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Fund is 2.50% of the Fund's first $30 million of average annual net assets, 2.00% of the next $70 million of average annual net assets and 1.50% of the remaining average annual net assets.

Custodian and Transfer Agent

Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as custodian for each Fund. As custodian, it holds the Funds' assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

FDISG serves as transfer agent of the Trust and of each Fund. Under its transfer agency agreement with the Trust, FDISG maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by a Fund.

Bankers Trust and FDISG may be reimbursed by the Funds for out-of-pocket expenses.

Use of Name

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Funds. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

Banking Regulatory Matters

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Funds contemplated by the Advisory Agreements and other activities for the Funds described in the Prospectuses and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Funds. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Board of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

Counsel and Independent Accountants

Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and each Fund. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 acts as independent accountants of the Trust and each Fund.

ORGANIZATION OF THE TRUST

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees.
Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

Through its separate accounts the Companies are each Fund's sole stockholders of record, so under the 1940 Act, the Companies are deemed to be in control of the Funds. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in a Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interest in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the offering memoranda for its variable annuities and variable life insurance policies.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust was organized on January 19, 1996.

TAXATION

Taxation of the Funds

The Trust intends to qualify annually and to elect each Fund to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of the Fund, (i) stock or securities;
(ii) options, futures, and forward contracts (other than those on foreign currencies); and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than three months (the 30% Limitation"); (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders, that is, the Companies' separate accounts. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax.
To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and (3) any ordinary income and capital gains for previous years that was not distributed during those years:

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify each Fund's investments in accordance with those requirements. The offering memoranda for each Company's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

To comply with regulations under Section 817(h) of the Code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of
Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Foreign Securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries will vary.

If a Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders which have invested in the Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and
(b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S. source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

Distributions

Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions.

Sale of Shares

Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Foreign Withholding Taxes

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

Backup Withholding

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.



Foreign Shareholders

The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Fund shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.



APPENDIX

BOND, COMMERCIAL PAPER AND MUNICIPAL OBLIGATIONS RATINGS

Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the Municipal Obligations and securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

Moody's Bond Ratings

Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which
Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.

S&P's Bond Rating

AAA. Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC, and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

C1. The rating C1 is reserved for income bonds on which no interest is being paid.

D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.



Fitch Investors Service Bond Ratings

AAA. Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA. Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

S&P's Commercial Paper Ratings

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

Moody's Commercial Paper Ratings

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Fitch Investors Service and Duff & Phelps Commercial Paper
Ratings

Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.

Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.


Investment Adviser of each Fund

Bankers Trust Global Investment Management
	a unit of
Bankers Trust Company
280 Park Avenue
New York, NY  10017

Distributor

440 Financial Distributors, Inc.
290 Donald Lynch Boulevard
Marlboro, MA  01752

Custodian

Bankers Trust Company					STATEMENT OF
280 Park Avenue					ADDITIONAL
INFORMATION
New York, NY  10017
	____________, 1996

Transfer Agent

Bankers Trust Company
280 Park Avenue
New York, NY  10017

Independent Accountants

Coopers & Lybrand L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105

Legal Counsel

Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY 10022-4669

BTO361A




PART C.  OTHER INFORMATION


Item 24.	Financial Statements and Exhibits

	(a)	Financial Statements:

Included in Part A:

	None

Included in Part B:

	None

	(b)	Exhibits:

	 Exhibit
	 Number					Description

1

-
-

Declaration of Trust; filed
herewith.





2

-
-

By-Laws of Registrant.*





3

-
-

Not Applicable.





4

-
-

Not Applicable.





5

-
-

Investment Advisory Agreement
between Registrant and
Bankers Trust Global
Investment Management.*





6

-
-

Distribution Agreement
between Registrant and 440
Financial Distributors, Inc.*





7

-
-

Not Applicable.





8

-
-

Custodian Agreement between
Registrant and Bankers Trust
Company.*





9

-
-

Transfer Agency Agreement
between Registrant and First
Data Investor Services Group,
Inc.*





1
0

-
-

Opinion and Consent of
Counsel.*





1
1

-
-

Consent of Independent
Accountants.*





1
2

-
-

Not Applicable.





1
3

-
-

Purchase Agreement relating
to Initial Capital.*


*   To be filed by amendment



1
4

-
-

Not Applicable.





1
5

-
-

Not Applicable.





1
6

-
-

Not Applicable.





1
7

-
-

Not Applicable.


Item 25.	Persons Controlled by or under Common Control
with Registrant

All of the outstanding shares of each portfolio of Registrant on the date Registrants Registration Statement becomes effective will be owned by First Data Investor
Services Group, Inc. ("First Data"), a Massachusetts business trust.

Item 26.	Number of Holders of Securities

It is anticipated that First Data will hold all of Registrants shares, par value $.01 per share, on the date
Registrants Registration Statement is declared effective.

Item 27.	Indemnification.

	Reference is made to Articles IV and V of Registrant's
Declaration of Trust filed as Exhibit 1 to the Registration
Statement.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities of Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.	Business and Other Connections of Investment
Adviser.

	Bankers Trust Global Investment Management, which serves as investment adviser to Small Cap Fund and International Equity Fund, is a unit of Bankers Trust Company, which is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market.



	To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust New York Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are or during the past two fiscal years has been engaged in any other business, profession, vocation or employment of a substantial nature. These persons may be contacted c/o Bankers Trust Company, 280 Park Avenue, New York, New York 10015.

Name and Principal Business Address
Principal Occupation and Other Information

George B. Beitzel - International Business Machines
Corporation, Old Orchard Road,
Armonk, NY  10504.

Retired Senior Vice President and Director, Member of
Advisory Board of International Business Machines
Corporation.  Director of Bankers Trust and Bankers Trust
New York Corporation.  Director of FlightSafety
International, Inc.  Director of Phillips Petroleum Company.
Director of Roadway Services, Inc.  Director of Rohm and
Hass Company.

William R. Howell - J.C. Penney Company, Inc., P.O. Box
10001,
Plano, TX  75301-0001.

Chairman of the Board and Chief Executive Officer, J.C.
Penney Company, Inc. Director of Bankers Trust and Bankers
Trust New York Corporation.  Also a Director of Exxon
Corporation, Halliburton Company and Warner-Lambert
Corporation.

Jon M. Huntsman - Huntsman Chemical Corporation, 2000 Eagle
Gate Tower,
Salt Lake City, UT  84111.

Chairman and Chief Executive Officer, Huntsman Chemical Corporation, Director of Bankers Trust and Bankers Trust New York Corporation. Chairman of Constar Corporation, Huntsman Corporation, Huntsman Holdings Corporation and Petrostar Corporation. President of Autostar Corporation, Huntsman Polypropylene Corporation and Restar Corporation. Director of Razzleberry Foods Corporation and Thiokol Corporation. General Partner of Huntsman Group Ltd., McLeod Creek Partnership and Trustar Ltd.

Vernon E. Jordan, Jr. - Akin, Gump, Strauss, Hauer & Feld,
LLP,
1333 New Hampshire Ave., N.W., Washington, DC  20036.

Partner, Akin, Gump, Strauss, Hauer & Feld, LLP. Director of Bankers Trust and Bankers Trust New York Corporation.
Also a Director of American Express Company, Corning
Incorporated, Dow Jones, Inc., J.C. Penney Company, Inc.,
RJR Nabisco Inc., Revlon Group Incorporated, Ryder System,
Inc., Sara Lee Corporation, Union Carbide Corporation and
Xerex Corporation.

Hamish Maxwell - Philip Morris Companies Inc., 120 Park
Avenue,
New York, NY  10017.

Chairman of the Executive Committee, Philip Morris Companies
Inc.  Director of Bankers Trust and Bankers Trust New York
Corporation.  Director of The News Corporation Limited.

Donald F. McCullough - Collins & Aikman Corporation, 210
Madison Avenue,
New York, NY 10016.

Chairman Emeritus, Collins & Aikman Corporation. Director of Bankers Trust and Bankers Trust New York Corporation.
Director of Massachusetts Mutual Life Insurance Co. and
Melville Corporation.

N.J. Nicholas Jr. - 745 Fifth Avenue,
New York, NY  10020.

Former President, Co-Chief Executive Officer and Director of
Time Warner Inc.  Director of Bankers Trust and Bankers
Trust New York Corporation.  Also a Director of Xerox
Corporation.

Russell E. Palmer - The Palmer Group, 3600 Market Street,
Suite 530,
Philadelphia, PA  19104.

Chairman and Chief Executive Officer of The Palmer Group. Director of Bankers Trust and Bankers Trust New York Corporation. Also Director of Allied-Signal Inc., Contel Cellular, Inc., Federal Home Loan Mortgage Corporation, GTE Corporation, Goodyear Tire & Rubber Company, Imasco Limited, May Department Stores Company and Safeguard Scientifics, Inc. Member, Radnor Venture Partners Advisory Board.

Didier Pineau-Valencienne - Schneider S.A., 4 Rue de
Longchamp,
75116 Paris, France.

Chairman and Chief Executive Officer, Schneider S.A. Director and member of the European Advisory Board of Bankers Trust and Director of Bankers Trust New York Corporation. Director of AXA (France) and Equitable Life Assurance Society of America, Arbed (Luxembourg), Banque Paribas (France), Ciments Francils (France), Cofibel (Belgique), Compagnie Industrielle de Paris (France), SIAPAP, Schneider USA, Sema Group PLC (Great Britain), Spie-Batignolles, Tractebel (Belgique) and Whirlpool. Chairman and Chief Executive Officer of Societe Parisienne dEntreprises et de Participations.

Charles S. Sanford, Jr. - Bankers Trust Company, 280 Park
Avenue,
New York, NY 10017.

Chairman of the Board of Bankers Trust and Bankers Trust New
York Corporation.  Also a Director of Mobil Corporation and
J.C. Penney Company, Inc.

Eugene B. Shanks, Jr. - Bankers Trust Company, 280 Park
Avenue,
New York, NY 10017.

President of Bankers Trust and Bankers Trust New York
Corporation.

Patricia Carry Stewart - c/o Office of the Secretary, 280
Park Avenue,
New York, NY  10017.

Former Vice President, The Edna McConnell Clark Foundation.
Director of Bankers Trust and Bankers Trust New York
Corporation.  Director, Borden Inc., Continental Corp. and
Melville Corporation.

George J. Vojta - Bankers Trust Company, 280 Park Avenue,
New York, NY  10017.

Vice Chairman of the Board of Bankers Trust and Bankers
Trust New York Corporation. Director of Northwest Airlines and Private Export Funding Corp.



Item 29.	Principal Underwriters.

	(a)	In addition to BT Insurance Funds Trust, 440
Financial Distributors, Inc. (the "Distributor") currently acts as distributor for The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, The Kent Funds and Armada Funds (formerly known as NCC Funds). The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is a wholly-owned subsidiary of First Data Corporation, 53 State Street, Mail Stop BOS 425, Boston, MA 02109.


	(b)	The information required by this Item 29 (b)
with respect to each director, officer, or partner of 440 Financial Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by 440 Financial Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).

	(c)	Not Applicable.

Item 30.	Location of Accounts and Records.

(1)	Bankers Trust Global Investment Management
	280 Park Avenue
	New York, NY  10017

(2)	440 Financial Distributors, Inc.
	290 Donald Lynch Boulevard
	Marlboro, MA 01752

(3)	Bankers Trust Company
	280 Park Avenue
	New York, NY  10017

(4)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

Item 31.	Management Services.

		Not Applicable.

Item 32.	Undertakings.

	(a)	Not Applicable.

	(b)	The undersigned Registrant hereby undertakes to
file a post-effective amendment, using financial statements which need not be certified, within four to six months after the effective date of the Registration Statement under the Securities Act of 1933.

	(c)	The Registrant will furnish each person to whom
a prospectus is delivered with a copy of the Registrants latest annual report to shareholders, upon request and without charge.

		(d)	Registrant hereby undertakes to call a
meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrants outstanding shares.
Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 24th day of January, 1996.


	BT INSURANCE FUNDS TRUST

	By: /s/ William E. Small
	William E. Small
	President

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

/s/ William Small			President and Trustee
	January 24, 1996
William E. Small


/s/ Michael Kardok			Treasurer (Chief
	January 24, 1996
Michael Kardok			Financial and Accounting
			Officer)






EXHIBIT INDEX


EXHIBIT No.					DESCRIPTION OF EXHIBIT

1.						Declaration of Trust.